COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Long-term Debt	$ 1,730,015,000	$ 1,736,879,000
Contractual commitments under newbuilding contracts	256,700,000	794,800,000
Ship Finance Ltd [Member]
Commitments and Contingencies [Line Items]
Long-term Debt	1,700,000,000
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Debt	1,500,000,000	1,100,000,000
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Debt	3,200,000,000	2,900,000,000
Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantee on loan facility	$ 359,000,000	$ 280,000,000
Kamsarmax Dry Bulk Carrier [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages	2
5800 TEU Container Vessel [Member] [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages	2
1700 TEU Container Vessel [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages	2
8700 TEU Container Vessel [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages	4